Finance Expenses, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Finance Expenses Net Abstract [Abstract]
Interest expenses from project finance loans	$ 54,646	$ 52,416	$ 28,400
Interest expenses from corporate loans	9,750	78	0
Interest expenses from Debentures	13,191	13,098	9,143
Finance expenses in respect of contingent consideration arrangement	1,900	3,978	2,596
Interest expenses from non-controlling interests loans	2,187	1,381	1,157
Finance expenses from hedging transactions	3,098	973	0
Finance expenses in respect of lease liability	2,503	1,964	1,243
Exchange differences	0	617	2,702
Finance expenses from lease back liability	1,511	0	0
Others	2,298	1,248	1,078
Capitalized Cost Of Qualifying Assets	91,084	75,753	46,319
Amounts capitalized to the cost of qualifying assets	(22,941)	(13,162)	(9,144)
Finance expenses	$ 68,143	$ 62,591	$ 37,175